Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of SAFE and RSU liability were carried at fair value and classified as Level 3 liabilities

		Fair Value Measurements as of December 31, 2025
	Fair Value Total	Level 1	Level 2	Level 3
RSU liability award	$1,655,507	$—	$—	$1,655,507

		Fair Value Measurements at December 31, 2025
	Fair Value Total	Level 1	Level 2	Level 3
RSU liability	$1,655,507	$—	$—	$1,655,507

		Fair Value Measurements at December 31, 2024
	Fair Value Total	Level 1	Level 2	Level 3
SAFE Notes	$10,783,385	$—	$—	$10,783,385

Schedule of estimated useful lives

Useful Life
Equipment	3 years

Useful Life
Equipment	3 years